INCOME AND MINING TAX (EXPENSE)/BENEFIT (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income and Mining Tax (Expense)/ Benefit

	Fiscal Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Current income and mining taxes	(84.4)	(57.9)	(91.9)
Deferred income and mining taxes	44.4	125.4	(75.6)

	(40.0)	67.5	(167.5)

Statutory Tax Rates for Mining and Non-mining Income

Mining tax on mining income, an income tax, is determined on a formula basis which takes into account the profit and revenue from mining operations during the year. Non-mining income is taxed at a standard rate.

Deferred tax is provided at the estimated mining tax rate on temporary differences for mining operations and at the statutory rate for non-mining companies. The applicable tax rates are:

	Fiscal Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Mining statutory rate	34.0%	34.0%	43.0%
Non-mining income standard tax rate	28.0%	28.0%	35.0%
Non-mining companies statutory rate	28.0%	28.0%	28.0%

Major Items Causing Group's Income Tax Provision to Differ from Mining Statutory Rate
Major items causing the Group’s income tax provision to differ from the mining statutory rate were:
Tax on income before tax and share of equity investee’s profits at mining statutory rate	(88.8)	(96.4)	(216.5)
Rate adjustment to reflect company tax rates	0.1	0.7	25.4
Mining tax formula rate adjustment	34.3	34.5	37.8
Valuation allowance raised against deferred tax assets	(0.1)	(0.3)	—
Reversal of valuation allowance previously raised against deferred tax assets	—	—	1.4
Non-deductible stock-based compensation	(7.6)	(10.9)	(14.2)
Non deductible expenditure[1]	(7.1)	—	(0.3)
Deferred tax benefit from reduction of future expected tax rate	24.1	—	—
Deferred tax benefit from reduction of tax rate due to changes in legislation	—	139.1	—
Other[1]	5.1	0.8	(1.1)

Income and mining tax (expense)/benefit	(40.0)	67.5	(167.5)

[1]	There are no individually significant amounts included in this line item.

Deferred Income and Mining Tax Liabilities and Assets

Deferred income and mining tax liabilities and assets relate to the following:

	December 31, 2013	December 31, 2012
Deferred income and mining tax liabilities
Property, plant and equipment	425.0	559.1
Environmental rehabilitation obligation funds	40.1	42.5
Financial guarantee receivable	7.9	—
Other	2.8	1.8

Gross deferred income and mining tax liabilities	475.8	603.4

Provisions, including rehabilitation accruals	(58.6)	(60.0)
Financial guarantee liability	(7.9)	—
Tax losses	(4.8)	(5.6)

Gross deferred income and mining tax assets	(71.3)	(65.6)
Valuation allowance for deferred tax assets	4.4	5.1

Total deferred income and mining tax assets	(66.9)	(60.5)

Net deferred income and mining tax	408.9	542.9

Classified as follows:
Non-current liabilities	436.2	556.1
Current assets	(27.3)	(13.2)

Net deferred income and mining tax	408.9	542.9

Valuation Allowance Relates Primarily to Net Operating Loss Carry-forwards for Entities

The Group has established a valuation allowance for certain deferred tax assets where cumulative losses require a valuation allowance, or where management believes that they will not be realized based on projections as of December 31, 2013 and 2012. The valuation allowance relates to net operating loss carry-forwards for the entities below:

	December 31, 2013	December 31, 2012
Living Gold Proprietary Limited	4.1	4.8
Golden Oils Proprietary Limited	0.3	0.3

	4.4	5.1

Tax Loss Carry Forwards Available for Deduction against Future Income

The Group has tax loss carry forwards available for deduction against future income at its tax entities as follows:

	December 31, 2013	December 31, 2012
Estimated assessed tax losses
Sibanye Gold Protection Services Proprietary Limited	—	1.8
Living Gold Proprietary Limited	14.6	17.1
Golden Oils Proprietary Limited	0.9	1.2
St Helena Hospital Proprietary Limited	1.4	—
M Janse van Rensburg Proprietary Limited	0.1	—

	17.0	20.1